Business Combinations and Divestments - Amounts Determined at Acquisition (Details) Ft in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Oct. 09, 2023 EUR (€)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	Oct. 09, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Feb. 01, 2021 HUF (Ft)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment							€ 2,589,000	$ 2,739	€ 545,667,000
Inventories							16,836,000	17,811	259,316,000
Total Assets							113,618,000	120,197	2,269,773,000
Total net assets acquired							83,366,000	88,193	1,157,229,000
Deferred tax assets									9,109,000
Trade and other receivables							7,522,000	7,958	88,249,000
Cash and cash equivalents							2,987,000	3,160	94,662,000
Non-current financial liabilities									(182,761,000)
Current financial liabilities									(35,052,000)
Trade and other payables							(7,249,000)	(7,669)	(40,489,000)
Total liabilities and contingent liabilities							(30,252,000)	(32,004)	(1,112,544,000)
Other Intangible Assets							82,080,000	86,832	1,172,582,000
Rights of use									25,256,000
Other current assets							1,529,000	1,618	25,644,000
Other non-current assets							75,000	79	13,969,000
Contract Assets									35,319,000
Non-controlling interests									(356,386,000)
Non-current provisions									(120,298,000)
Other non current liabilities							(22,000)	(23)	(9,000)
Other current liabilities									(12,118,000)
Current provisions									(18,239,000)
Deferred tax liabilites							(22,981,000)	(24,312)	(347,192,000)
Total Liabilities	€ (13,468,569,000)				€ (13,076,433,000)					€ (11,916,737,000)
Saskatoon plasma center Inc
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment			€ 96,000	$ 138
Inventories			64,000	93
Total Assets			160,000	231
Total net assets acquired			160,000	231
Consideration transferred for acquisition			€ 8,018,000	$ 11,558
Albajuna Therapeutics, S.L. Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total Assets		€ 675,000
Total net assets acquired		(1,794,000)
Non-current financial assets		165,000
Deferred tax assets		239,000
Trade and other receivables		185,000
Cash and cash equivalents		86,000
Non-current financial liabilities		(2,300,000)
Current financial liabilities		(164,000)
Trade and other payables		(5,000)
Total liabilities and contingent liabilities		€ (2,469,000)
Consideration transferred for acquisition						€ 1
Prometic Plasma Resources, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment										36,000		$ 51
Inventories										71,000		102
Total Assets										5,540,000		7,946
Total net assets acquired										4,933,000		7,075
Trade and other receivables										4,603,000		6,602
Cash and cash equivalents										32,000		46
Non-current financial liabilities										(32,000)		(46)
Current financial liabilities										(264,000)		(379)
Trade and other payables										(311,000)		(446)
Total liabilities and contingent liabilities										(607,000)		(871)
Other Intangible Assets										551,000		791
Rights of use										238,000		341
Other current assets										9,000		13
Consideration transferred for acquisition										€ 7,757,000	$ 8,805	$ 11,127
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Consideration transferred for acquisition | $											$ 8,805
Haema Plasma Kft. (Hungary)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment																			€ 1,301,000	Ft 478,222
Inventories																			2,784,000	1,022,926
Total Assets																			11,810,000	4,340,552
Total net assets acquired																			2,209,000	812,371
Deferred tax assets																			13,000	4,742
Trade and other receivables																			357,000	131,821
Cash and cash equivalents																			3,343,000	1,228,356
Non-current financial liabilities																			(2,517,000)	(925,074)
Current financial liabilities																			(4,281,000)	(1,573,216)
Trade and other payables																			(2,100,000)	(771,861)
Total liabilities and contingent liabilities																			(9,601,000)	(3,528,181)
Other Intangible Assets																			37,000	13,620
Rights of use																			3,421,000	1,257,286
Other current assets																			252,000	92,769
Other non-current assets																			302,000	110,810
Other current liabilities																			(534,000)	(196,084)
Current provisions																			(169,000)	(61,946)
Consideration transferred for acquisition																			€ 16,948,000	Ft 6,228,796
Biotest AG
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total net assets acquired									1,157,229,000
Consideration transferred for acquisition									€ 1,460,853,000
BPL Plasma, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment																	€ 14,406,000	$ 17,424
Inventories																	557,000	674
Total Assets																	15,048,000	18,201
Total net assets acquired																	15,039,000	18,190
Non-current financial assets																	85,000	103
Total liabilities and contingent liabilities																	(9,000)	(11)
Current liabilities																	(9,000)	(11)
Consideration transferred for acquisition																	€ 317,937,000	$ 384,548
Gigagen, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment															€ 1,168,000	$ 1,413
Total Assets															40,159,000	48,574
Total net assets acquired															18,760,000	22,691
Non-current financial assets															151,000	183
Trade and other receivables															56,000	68
Cash and cash equivalents															12,389,000	14,985
Non-current financial liabilities															(17,792,000)	(21,520)
Total liabilities and contingent liabilities															(21,399,000)	(25,883)
Other Intangible Assets															24,027,000	29,061
Other current assets															2,368,000	2,864
Current liabilities															(3,607,000)	(4,363)
Consideration transferred for acquisition															€ 73,428,000	$ 88,811
Kedplasma, LLC
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment													€ 2,448,000	$ 2,961
Inventories													244,000	295
Total Assets													2,692,000	3,256
Total net assets acquired													2,692,000	3,256
Consideration transferred for acquisition													€ 45,638,000	$ 55,200
Access Biologicals Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total net assets acquired							(83,366,000)	(88,193)
Consideration transferred for acquisition							€ 182,960,000	$ 193,554